Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 6, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 6, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

Touchstone Emerging Markets Equity Fund II (Prospectus Summary): | Touchstone Emerging Markets Equity Fund II
Touchstone Emerging Markets Equity Fund II

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Emerging Markets Equity Fund II

Supplement to Prospectus dated January 27, 2012, as amended from time to time (���Prospectus���), Summary Prospectus dated January 27, 2012, as amended from time to time (���Summary Prospectus���), and Statement of Additional Information dated January 27, 2012, as amended from time to time (���SAI���)

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Emerging Markets Equity Fund II (the ���Fund���) Prospectus, Summary Prospectus, and SAI.

On May 17, 2012, the Board of Trustees of Touchstone Funds Group Trust approved an amendment to the annual advisory fee rate paid pursuant to the advisory agreement between the Fund and Touchstone Advisors, Inc., the Fund���s investment advisor (the ���Advisor���).  Under the terms of the amendment, the contractual advisory fee paid by the Trust to the Advisor was reduced from 1.10% to 1.05% on the first $200 million of assets; from 1.05% to 1.00% on the next $200 million of assets; and from 0.95% to 0.90% on assets over $400 million.  The Board of Trustees also approved an amendment to the expense limitation agreement whereby the Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses, resulting in a 0.05% reduction in the previously existing expense limitation amounts for each class of the Fund.

The following replaces the text with respect to the Fund under the heading ���Annual Fund Operating Expenses��� in the Fund���s Prospectus and Summary Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Emerging Markets Equity Fund II		Class A	Class C	Class Y	Institutional
Management Fees	[1]	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[2]	3.21%	3.21%	3.21%	3.06%
Acquired Fund Fees and Expenses (AFFE)	[3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.52%	5.27%	4.27%	4.12%
Fee Waiver and/or Expense Reimbursement	[1][3]	(2.82%)	(2.82%)	(2.82%)	(2.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.70%	2.45%	1.45%	1.30%
[1]	Expenses shown above have been restated to reflect a change to the Fund���s management fee and in the Fund���s contractual fee waivers and will differ from the expenses reflected in the Fund���s Annual Report for the fiscal year ended September 30, 2011.
[2]	��� Other Expenses ��� are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund���s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.69%, 2.44%, 1.44% and 1.29% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors��� contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund���s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund���s operating expenses are below the expense limitation amount. See the discussion entitled ���Contractual Fee Waiver Agreement��� under the section entitled ���The Fund���s Management��� in the Fund���s Prospectus for more information.

The following replaces the text under the heading ���Example��� with respect to the Fund:

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Touchstone Emerging Markets Equity Fund II (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	819	434	234	219
Expense Example, With Redemption, 3 Years	1,696	1,403	1,117	1,074

Assuming No Redemption
Expense Example, No Redemption Touchstone Emerging Markets Equity Fund II (USD $)	Class C
Expense Example, No Redemption, 1 Year	334
Expense Example, No Redemption, 3 Years	1,403

Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Touchstone Emerging Markets Equity Fund II (Prospectus Summary): | Touchstone Emerging Markets Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Emerging Markets Equity Fund II
Supplement Text	ck0000914243_SupplementTextBlock

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Emerging Markets Equity Fund II

Supplement to Prospectus dated January 27, 2012, as amended from time to time (���Prospectus���), Summary Prospectus dated January 27, 2012, as amended from time to time (���Summary Prospectus���), and Statement of Additional Information dated January 27, 2012, as amended from time to time (���SAI���)

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Emerging Markets Equity Fund II (the ���Fund���) Prospectus, Summary Prospectus, and SAI.

On May 17, 2012, the Board of Trustees of Touchstone Funds Group Trust approved an amendment to the annual advisory fee rate paid pursuant to the advisory agreement between the Fund and Touchstone Advisors, Inc., the Fund���s investment advisor (the ���Advisor���).  Under the terms of the amendment, the contractual advisory fee paid by the Trust to the Advisor was reduced from 1.10% to 1.05% on the first $200 million of assets; from 1.05% to 1.00% on the next $200 million of assets; and from 0.95% to 0.90% on assets over $400 million.  The Board of Trustees also approved an amendment to the expense limitation agreement whereby the Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses, resulting in a 0.05% reduction in the previously existing expense limitation amounts for each class of the Fund.

The following replaces the text with respect to the Fund under the heading ���Annual Fund Operating Expenses��� in the Fund���s Prospectus and Summary Prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 27, 2013
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	���Other Expenses��� are based on estimated amounts for the current fiscal year.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change to the Fund���s management fee and in the Fund���s contractual fee waivers and will differ from the expenses reflected in the Fund���s Annual Report for the fiscal year ended September 30, 2011.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund���s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
Expense Example, Heading	rr_ExpenseExampleHeading	The following replaces the text under the heading ���Example��� with respect to the Fund:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Supplement Closing	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Touchstone Emerging Markets Equity Fund II | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	819
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,696
Touchstone Emerging Markets Equity Fund II | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.45%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	434
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,403
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	334
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,403
Touchstone Emerging Markets Equity Fund II | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.21%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,117
Touchstone Emerging Markets Equity Fund II | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.06%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,074

[1]	Expenses shown above have been restated to reflect a change to the Fund���s management fee and in the Fund���s contractual fee waivers and will differ from the expenses reflected in the Fund���s Annual Report for the fiscal year ended September 30, 2011.
[2]	��� Other Expenses ��� are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund���s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.69%, 2.44%, 1.44% and 1.29% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors��� contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund���s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund���s operating expenses are below the expense limitation amount. See the discussion entitled ���Contractual Fee Waiver Agreement��� under the section entitled ���The Fund���s Management��� in the Fund���s Prospectus for more information.